Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Aggregate compensation of KMP	Aggregate compensation of KMP during the year consisted of:

	2021	2020
Salary and short – term benefits	1,529	761
Share – based payments	2,616	591

	4,145	1,352